Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (196,356)	$ (144,254)	$ (92,477)
Deferred income tax expense/(recovery)	52,102	59,081
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	21,105	13,454
Deferred income tax expense/(recovery)	(7,651)	13,794
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	5,005	7,678
Deferred income tax expense/(recovery)	2,673	(1,682)
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(226,571)	(181,230)
Deferred income tax expense/(recovery)	45,341	42,755
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	30,445	24,910
Deferred income tax expense/(recovery)	(5,535)	(3,013)
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(24,300)	0
Deferred income tax expense/(recovery)	24,300	0
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(3,085)	(10,118)
Deferred income tax expense/(recovery)	(7,033)	10,118
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	1,045	1,052
Deferred income tax expense/(recovery)	$ 7	$ (2,891)